Segment Information (Operating Segment Information Balance Sheet) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ($)	Mar. 31, 2011 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2010 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2009 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2011 Industrial Products [Member] USD ($)	Mar. 31, 2011 Industrial Products [Member] JPY (¥)	Mar. 31, 2010 Industrial Products [Member] JPY (¥)	Mar. 31, 2009 Industrial Products [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2009 Other [Member] JPY (¥)	Mar. 31, 2011 Elimination [Member] USD ($)	Mar. 31, 2011 Elimination [Member] JPY (¥)	Mar. 31, 2010 Elimination [Member] JPY (¥)	Mar. 31, 2009 Elimination [Member] JPY (¥)	Mar. 31, 2011 Corporate Assets [Member] USD ($)	Mar. 31, 2011 Corporate Assets [Member] JPY (¥)	Mar. 31, 2010 Corporate Assets [Member] JPY (¥)	Mar. 31, 2009 Corporate Assets [Member] JPY (¥)
Consolidated Total assets					$ 21,408,506	¥ 1,776,906,000	¥ 1,827,063,000	¥ 1,870,110,000	$ 890,289	¥ 73,894,000	¥ 78,464,000	¥ 83,411,000	$ 970,205	¥ 80,527,000	¥ 89,342,000	¥ 97,092,000	$ (20,048)	¥ (1,664,000)	¥ (1,250,000)	¥ (612,000)	$ 4,008,831	¥ 332,733,000	¥ 390,324,000	¥ 463,494,000
Consolidated Expenditure for segment assets	806,940	66,976,000	66,979,000	96,958,000	715,458	59,383,000	60,482,000	87,658,000	38,976	3,235,000	3,325,000	4,581,000	29,964	2,487,000	1,553,000	2,776,000					22,542	1,871,000	1,619,000	1,943,000
Consolidated Depreciation	810,108	67,239,000	70,329,000	74,886,000	714,084	59,269,000	62,432,000	64,356,000	50,482	4,190,000	4,385,000	6,131,000	24,626	2,044,000	1,922,000	2,442,000					20,916	1,736,000	1,590,000	1,957,000
Consolidated Amortization of intangible assets	$ 315,193	¥ 26,161,000	¥ 28,612,000	¥ 26,931,000	$ 229,338	¥ 19,035,000	¥ 21,954,000	¥ 21,662,000	$ 7,530	¥ 625,000	¥ 683,000	¥ 718,000	$ 14,771	¥ 1,226,000	¥ 1,224,000	¥ 772,000					$ 63,554	¥ 5,275,000	¥ 4,751,000	¥ 3,779,000